Regulatory Assets and Liabilities - Narrative Assets (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Regulatory Assets [Line Items]
Threshold amount	$ 40,000,000
Regulatory assets	3,178,000,000	$ 3,045,000,000
Deferred energy management costs (i)
Regulatory Assets [Line Items]
Regulatory assets	$ 230,000,000	200,000,000
Deferred energy management costs (i) | Minimum
Regulatory Assets [Line Items]
Regulatory asset, amortization period	1 year
Deferred energy management costs (i) | Maximum
Regulatory Assets [Line Items]
Regulatory asset, amortization period	10 years
Regulatory assets not earning a return
Regulatory Assets [Line Items]
Regulatory assets	$ 1,490,000,000	$ 1,464,000,000